COMMITMENTS AND CONTINGENCIES (Details)	Jun. 30, 2017 USD ($)
Year Ending December 31,
2017	$ 75,000
2018	100,000
2019	100,000
2020	100,000
2021	100,000
thereafter	525,000
Total minimum lease payments	$ 1,000,000